Reporting And Accounting Policies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Significant Accounting Policies [Line Items]
Fees and other revenues	$ 281.8	$ 266.5	$ 252.2
Deferred acquisition costs	434.5	433.6
Adjustments for New Accounting Pronouncement
Significant Accounting Policies [Line Items]
Deferred acquisition costs		$ 23.0
computer equipment and laptop computers | Lower Limit
Significant Accounting Policies [Line Items]
Estimated useful lives	2 years
computer equipment and laptop computers | Upper Limit
Significant Accounting Policies [Line Items]
Estimated useful lives	3 years
Building, Building Improvements, and Integrated Components | Lower Limit
Significant Accounting Policies [Line Items]
Estimated useful lives	7 years
Building, Building Improvements, and Integrated Components | Upper Limit
Significant Accounting Policies [Line Items]
Estimated useful lives	40 years
Property, Plant and Equipment, Other Types | Lower Limit
Significant Accounting Policies [Line Items]
Estimated useful lives	3 years
Property, Plant and Equipment, Other Types | Upper Limit
Significant Accounting Policies [Line Items]
Estimated useful lives	10 years
Land and Building
Significant Accounting Policies [Line Items]
Land and buildings as a percentage of total property and equipment	75.00%	75.00%